Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Total Payments
Total	$ 25,540,000	$ 25,540,000
Xuxa mine (Phase I) [Member]
Total	$ 25,540,000	$ 25,540,000